Goodwill And Other Intangible Assets Intangible Assets (Expected Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 45,089	$ 48,969
Retailer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	3,105
2014	5,432
2015	4,012
2016	4,012
2017	4,012
2018	4,012
Thereafter	14,096
Intangible assets, net	38,681	41,826
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2013	487
2014	975
2015	940
2016	828
2017	806
2018	802
Thereafter	1,570
Intangible assets, net	$ 6,408	$ 7,143